CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income	$ 1,610,894	$ 447,827	$ 162,682
Adjustments to reconcile net income to net cash generated from operating activities:
Amortization of debt issuance costs of convertible notes	4,036	5,075	6,034
Amortization of premium on debt securities	(109,877)	(108,953)	(50,404)
Deferred income taxes	(14,461)	(193,361)	(94,551)
Depreciation and amortization	372,171	389,673	440,845
Gain on debt extinguishment	(21,017)	(42,621)	(38,550)
Impairment of goodwill	0	0	117,875
Net foreign exchange differences	4,174	(30,775)	3,814
Net investment loss	67,960	262,490	135,932
Provision for credit losses	1,372,616	776,937	633,942
Share-based compensation	624,995	715,839	685,030
Share of results of equity investees	18,884	9,788	7,032
Unrecognized tax benefits	(2,300)	131,893	6,000
Others	(8,151)	5,370	8,898
Change in assets and liabilities:
Accounts receivable	(70,749)	(48,973)	7,516
Prepaid expenses and other assets	(603,611)	(39,411)	(344,845)
Inventories	(68,630)	(26,292)	(14,838)
Amounts due from related parties	(59,079)	(150,400)	(274,482)
Operating lease right-of-use assets	(333,723)	(87,387)	(47,543)
Accounts payable	106,049	28,161	81,381
Accrued expenses and other payables	650,148	522,785	455,088
Escrow payables and advances from customers	474,359	467,424	396,757
Amounts due to related parties	5,832	(13,303)	35,164
Operating lease liabilities	333,070	74,608	42,473
Deferred revenue	576,100	281,899	(325,160)
Income tax payable	94,833	(100,873)	43,598
Net cash generated from operating activities	5,024,523	3,277,420	2,079,688
Cash flows from investing activities
Purchase of property and equipment	(513,809)	(318,153)	(241,605)
Purchase of intangible assets and capitalized software costs	(10,690)	(3,440)	(16,656)
Proceeds from disposal of long-lived assets	2,805	6,238	61,873
Purchase of investments	(12,584,741)	(9,661,521)	(8,319,757)
Proceeds from sale and maturity of investments	13,370,702	7,385,049	3,521,187
Distributions from investments	3,326	964	912
Effect on cash from deconsolidation of subsidiaries	(8)	(229)	(43,785)
Change in securities purchased under agreements to resell	30,995	82,537	233,219
Change in loans receivable	(4,707,248)	(2,532,291)	(999,850)
Net cash used in investing activities	(4,408,668)	(5,040,846)	(5,804,462)
Cash flows from financing activities
Repayment of bank borrowings and finance lease obligations	(9,817)	(8,628)	(54,407)
Capital contributed by non-controlling interest	0	0	1,336
Transactions with non-controlling interests	(17,825)	(9,945)	0
Payments for redemption, exchange, conversion and repurchase of convertible notes	(410,305)	(285,194)	(204,625)
Proceeds from issuance of ordinary shares, net	56,825	146,081	10,643
Change in deposits payable	1,051,423	1,292,099	389,276
Proceeds from borrowings under securitization transactions	478,286	185,215	119,687
Repayment of borrowings under securitization transactions	(124,793)	0	0
Proceeds from (repayments of) secured borrowings, net	31,055	(64,156)	104,101
Settlement of Capped Calls	582,361	429,021	0
Repurchase of ordinary shares	(14,027)	0	0
Net cash generated from financing activities	1,623,183	1,684,493	366,011
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	98,844	(83,139)	(7,964)
Net (decrease) increase in cash, cash equivalents and restricted cash	2,337,882	(162,072)	(3,366,727)
Cash, cash equivalents and restricted cash at beginning of the year	4,081,585	4,243,657	7,610,384
Cash, cash equivalents and restricted cash at end of the year	6,419,467	4,081,585	4,243,657
Supplement disclosures of cash flow information
Income taxes paid	(591,148)	(515,323)	(318,924)
Interest paid	(170,151)	(144,700)	(119,471)
Supplement disclosures of non-cash activities
Change in accrued expenses and other payables related to purchase of property and equipment	7,547	4,730	6,482
Change in accrued expenses and other payables related to purchase of intangible assets	(5,919)	6,200	(4,049)
Conversion and exchange of convertible notes into ordinary shares	(1,149,411)	(152,040)	(31,297)
Change in accrued expenses and other payables related to purchase of investments	$ 59,172	$ 87,714	$ 0